UNITED STATES
SECURITIES AND EXCHAGE COMMISSION
Washington, D.C.  20549
FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  September 30, 2002

Institutional Investment Manager Filing this Report:

Name:    	Bruce Bent Associates, Inc.
Address:	950 Third Avenue, 28th Floor
		New York, New York  10022

13F  File Number:  28-7444

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type:

 {x}  13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

FORM 13F INFORMATION TABLE ENTRY TOTAL:	29

FORM 13F INFORMATION TABLE VALUE TOTAL:	$101,011,299

I A SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F INFORMATION TABLE



DISCRETIONARY OWNERSHIP FOR 13F

INVESTMENT                     VOTING AUTHORITY
DISCRETION                         (SHARES)
-----------------  ---------------------------------------
NAME          TITLE                     FAIR
SHARES OR              SHARED
           OF             OF       CUSIP        MARKET
PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED
NONE
ISSUER         CLASS      NUMBER        VALUE       AMOUNT

---------------------- ------   ---------- --------------
------------ ----- ----- ----- -- ------------ ------------
------------
ABBOTT LABS            COMMON   002824100      3,492,378
86,445
X     X                  86,045          400            0
AMERICAN INTL GROUP I  COMMON   026874107      2,237,230
40,900
X                        40,900            0            0
AMGEN                  COMMON   031162100      5,767,110
138,300
X     X                 136,300        2,000            0
ANALYTICAL SURVEYS IN  COMMON   032683302          5,602
28,012
X                        28,012            0            0
ATRIX LABS INC COM     COMMON   04962L101        266,400
18,000
X                        18,000            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207        889,865
361
X                           361            0            0
BLOCK H & R INC        COMMON   093671105      9,145,577
217,700
X     X                 217,100          600            0
BOSTON SCIENTIFIC COR  COMMON   101137107      5,308,392
168,200
X     X                 163,200        5,000            0
BRISTOL MYERS SQUIBB   COMMON   110122108        748,272
31,440
X     X                  29,240        2,200            0
CARDINAL HEALTH INC    COMMON   14149Y108      5,169,069
83,104
X     X                  82,604          500            0
COCA COLA CO           COMMON   191216100        695,372
14,499
X                        14,499            0            0
ELAN PLC ADR           COMMON   284131208         23,160
12,000
X     X                  10,000        2,000            0
FOREST LABS INC        COMMON   345838106     16,198,861
197,523
X     X                 193,723        3,800            0
GENERAL ELECTRIC COMP  COMMON   369604103      2,965,025
120,285
X     X                 119,585          700            0
IMS HEALTH INC COM     COMMON   449934108      1,285,923
85,900
X     X                  84,900        1,000            0
INTEL CORP             COMMON   458140100        241,686
17,400
X                        17,400            0            0
JOHNSON & JOHNSON      COMMON   478160104     15,339,468
283,644
X     X                 280,844        2,800            0
MERCK & CO             COMMON   589331107        899,344
19,675
X                        19,675            0            0
MICROSOFT CORP         COMMON   594918104      1,998,874
45,699
X     X                  45,399          300            0
ONLINE RES & COMMUNIC  COMMON   68273G101      2,536,344
888,200
X     X                 883,200        5,000            0
PAYCHEX INC            COMMON   704326107        485,400
20,000
X                        20,000            0            0
PFIZER INC             COMMON   717081103      2,243,739
77,317
X                        77,317            0            0
PHILIP MORRIS COS INS  COMMON   718154107        582,000
15,000
X                        15,000            0            0
PIMCO FDS PAC INVT MG  MUTUAL   693390445      2,628,520
241,592
X                       241,592            0            0
QUEST DIAGNOSTICS INC  COMMON   74834L100      5,685,372
92,400
X     X                  90,700        1,700            0
SANOFI-SYNTHELABO SPO  COMMON   80105N105      3,357,300
117,800
X     X                 117,200          600            0
SECURE COMPUTING CORP  COMMON   813705100        912,640
285,200
X     X                 282,200        3,000            0
TRIBUNE CO             COMMON   896047107      3,158,369
75,541
X                        75,541            0            0
ZIMMER HLDGS INC COM   COMMON   98956P102      6,744,006
175,900
X     X                 174,900        1,000            0

TOTAL           101,011,299
